Share-Based Compensation - Summary of Share Options Activity (Detail) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Number of Options, Outstanding Beginning	20,060,112
Number of Options, Granted	3,824,912
Number of Options, Exercised	(235,905)
Number of Options, Forfeited	(2,643,578)
Number of Options, Outstanding Ending	21,005,541	20,060,112
Number of Options, Vested and expected to vest	21,005,541
Number of Options, Exercisable	894,333
Weighted-Average Exercise Price, Outstanding beginning	$ 2.0527
Weighted-Average Exercise Price, Granted	0.0002
Weighted-Average Exercise Price, Exercised	0.0002
Weighted-Average Exercise Price, Forfeited	1.6232
Weighted-Average Exercise Price, Outstanding Ending	1.756	$ 2.0527
Weighted-Average Exercise Price, Vested and expected to vest	1.756
Weighted-Average Exercise Price, Exercisable	4.1228
Weighted-Average Grant Date Fair Value, Outstanding Beginning	8.43
Weighted-Average Grant Date Fair Value, Granted	3.07	0.66	$ 22.64
Weighted-Average Grant Date Fair Value, Exercised	7.5
Weighted-Average Grant Date Fair Value, Forfeited	5.37
Weighted-Average Grant Date Fair Value, Outstanding Ending	7.84	$ 8.43
Weighted-Average Grant Date Fair Value, Vested and expected to vest	7.84
Weighted-Average Grant Date Fair Value, Exercisable	$ 7.73
Weighted-Average Remaining Contractual Term, Outstanding	5 years 7 months 9 days	8 years 11 months 4 days
Weighted-Average Remaining Contractual Term, Vested and expected to vest	5 years 7 months 9 days
Weighted-Average Remaining Contractual Term, Exercisable	5 years 7 months 9 days
Aggregate Intrinsic Value, Outstanding	$ 10,441	$ 19,280
Aggregate Intrinsic Value, Vested and expected to vest	10,441
Aggregate Intrinsic Value, Exercisable	$ 722